SHORT TERM DEBT	0 Months Ended
Dec. 31, 2012
Short Term Debt [Abstract]
Short Term Debt
NOTE 8—SHORT TERM DEBT:
a.	Short term debt and current maturities of long term liabilities:	December 31,
		2012	2011

		(U.S. $ in millions )
	Banks and financial institutions	$45	$2,591
	Convertible debentures (see note 11)	530	531
	Current maturities of long term liabilities	2,431	1,158
	Total	$3,006	$4,280

<>Short-term debt is comprised mainly from loans from banks with an earliest date of redemption within 12 months, current portion of long-term loans and senior notes and bank overdrafts. Loans were obtained from banks at a weighted average interest rate of 1.5% and 1.0% at December 31, 2012 and 2011, respectively.

b. Lines of credit:

In January 2011, Teva entered into a new three-year $1.5 billion unsecured syndicated credit facility, which replaced the separate bilateral revolving credit agreements for an aggregate of $1.1 billion that Teva had entered into in 2009 and early 2010. This facility was amended to $2.5 billion facility in June 2011.

In December 2012, Teva entered into a new five-year $3.0 billion unsecured syndicated credit facility, which replaced the separate bilateral revolving credit agreements for an aggregate of $2.5 billion that Teva had entered into in 2011.